Corporate and Company information (Tables)	12 Months Ended
Dec. 31, 2021
Corporate and Company information
Schedule of percentage of equity interest in subsidiary

			% of equity interest
Name	Legal seat	Country of incorporation	2021	2020
Lava Therapeutics N.V.	Utrecht	The Netherlands	100%	100%
Lava Therapeutics INC.	Delaware	United States of America	100%	100%